Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Property, Plant and Equipment

(6)                                 Property, Plant and Equipment

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2010	2011
	RMB	RMB
Building	—	11,346
Office equipment, furniture and fixtures	97,028	92,213
Motor vehicles	47,030	43,454
Leasehold improvements	9,548	7,614
Total	153,606	154,627
Less: Accumulated depreciation	(51,431)	(69,915)
Property, plant and equipment, net	102,175	84,712

No impairment for property, plant and equipment was recorded for the years ended December 31, 2009, 2010 and 2011.